Convertible Preferred Stock (Details 1) - Series C Preferred Stock [Member] $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Par Value | $ / shares	$ 0.0001
Preferred Stock Authorized	23,000
Preferred Stock Issued and Outstanding	11,983
Carrying Value | $	$ 4,429
Liquidation Preference | $
Common Stock Issuable Upon Conversion	11,983,000